UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2007

Legg Mason Partners Variable Government Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Government Portfolio

Semi-Annual Report • April 30, 2007

What’s

Inside

Portfolio Objective

The Portfolio seeks high current return consistent with preservation of capital.

Letter from the Chairman

R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 2.64%.

Legg Mason Partners Variable Government Portfolio         I

Performance Update

For the six months ended April 30, 2007, Legg Mason Partners Variable Government Portfolio1 returned 2.54%. These shares outperformed the Lipper Variable General U.S. Government Funds Category Average2, which increased 2.12% for the same time period. The Portfolio’s former unmanaged benchmark, the Lehman Brothers Government Bond Indexv and the Portfolio’s current unmanaged benchmark, the Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities Indexvi, returned 2.27% and 2.95%, respectively, over the same time frame.

Performance Snapshot as of April 30, 2007 (unaudited)

Six Months

Variable Government Portfolio[1]	2.54%

Lehman Brothers Government Bond Index	2.27%

Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities Index	2.95%

Lipper Variable General U.S. Government Funds Category Average	2.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower. Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.
The 30-Day SEC Yield for the period ending April 30, 2007 was 4.62%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent these reimbursements and/or fee waivers, the yield would have remained unchanged. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
Total Annual Operating Expenses
As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total annual operating expenses was 0.68%.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 70 funds in the Portfolio’s Lipper category.

II         Legg Mason Partners Variable Government Portfolio

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have care- fully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Legg Mason Partners Variable Government Portfolio         III

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio has been informed that the Manager and its affiliates are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Portfolio and its Manager with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 4, 2007

IV         Legg Mason Partners Variable Government Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, bond and mortgage-related securities are subject to interest rate and market risks. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Portfolio’s portfolio. Please note that the Portfolio’s shares are not guaranteed by the U.S. government or its agencies. The Portfolio may use derivatives, such as options and futures, which can have a potentially large impact on the Portfolio’s performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years.

vi

The Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities Index is an unmanaged index composed of securities backed by 15-year to 30-year fixed-rate mortgage pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Legg Mason Partners Variable Government Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
2.54%	$1,000.00	$1,025.40	0.68%	$3.41

(1)	For the six months ended April 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, this table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
5.00%	$1,000.00	$1,021.42	0.68%	$3.41

(1)	For the six months ended April 30, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (April 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Face Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.3%
U.S. Government Agency — 0.8%
$1,000,000	Federal National Mortgage Association (FNMA), Notes, 3.216% due 2/17/09 (a)(b)	$983,760

U.S. Government Obligations — 6.5%
200,000	U.S. Treasury Bonds, 9.000% due 11/15/18 (b)	275,297
7,680,000	U.S. Treasury Notes, 3.500% due 5/31/07 (b)	7,672,804

	Total U.S. Government Obligations	7,948,101

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $8,931,339)	8,931,861

ASSET-BACKED SECURITIES — 16.8%
Credit Card — 0.4%
500,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.410% due 1/17/12 (a)(b)	500,942

Home Equity — 14.4%
797,917	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (a)(b)	797,973
1,066,430	Bear Stearns Asset Backed Securities Inc., Series 2006-HE10, Class 1A1, 5.430% due 12/25/36 (a)(b)	1,066,750
1,200,000	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 5.480% due 10/25/36 (a)(b)	1,199,623
	Countrywide Home Equity Loan Trust:
870,330	Series 2004-0, Class 1A, 5.600% due 2/15/34 (a)(b)	872,103
706,859	Series 2004-I, Class A, 5.610% due 2/15/34 (a)(b)	708,665
879,874	Series 2006-E, Class 2A, 5.460% due 7/15/36 (a)(b)	880,277
1,200,000	Fremont Home Loan Trust, Series 2006-B, Class 2A2, 5.420% due 8/25/36 (a)(b)	1,200,278
	GMAC Mortgage Corp. Loan Trust:
1,200,000	Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(b)	1,199,759
1,200,000	Series 2006-HE4, Class A1, 5.390% due 12/25/36 (a)(b)	1,199,038
525,488	GSAMP Trust, Series 2006-S4, Class A1, 5.410% due 5/25/36 (a)(b)	525,841
807,715	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36 (a)(b)	808,153
1,138,687	Lehman Xs Trust, Series 2007-2N, Class 3A1, 5.410% due 2/25/37 (a)(b)	1,139,122
	Morgan Stanley ABS Capital I:
72,291	Series 2005-WMC2, Class A1MZ, 5.570% due 2/25/35 (a)(b)	72,354
154,425	Series 2005-WMC3, Class A1MZ, 5.580% due 3/25/35 (a)(b)	154,589
265,443	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35 (a)(b)	265,769
647,229	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.350% due 7/25/36 (a)(b)	647,595
1,121,010	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX, Class 2A1, 5.410% due 9/25/36 (a)(b)	1,122,085
1,200,000	Natixis Real Estate Capital Trust, Series 2007-HE2, Class A1, 5.450% due 7/25/37 (a)(b)	1,200,132
	SACO I Trust:
1,000,096	Series 2006-5, Class 1A, 5.470% due 4/25/36 (a)(b)	1,000,338
760,718	Series 2006-6, Class A, 5.450% due 6/25/36 (a)(b)	760,668
794,965	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(c)	795,262

	Total Home Equity	17,616,374

See Notes to Financial Statements.

4         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Student Loan — 2.0%
	SLM Student Loan Trust:
$1,200,000	Series 2006-5, Class A2, 5.345% due 7/25/17 (a)(b)	$1,200,883
1,200,000	Series 2006-10, Class A2, 5.365% due 10/25/17 (a)(b)	1,201,211

	Total Student Loan	2,402,094

	TOTAL ASSET-BACKED SECURITIES (Cost — $20,515,088)	20,519,410

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.8%
	Banc of America Funding Corp.:
1,015,516	Series 2005-E, Class 8A1, 5.822% due 6/20/35 (a)(b)	1,019,291
916,310	Series 2006-8T2, Class A2, 5.791% due 10/25/36 (b)	914,749
1,192,567	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, 5.480% due 12/25/36 (a)(b)	1,193,935
	Countrywide Alternative Loan Trust:
982,096	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(b)	983,583
	Series 2006-OA09:
1,053,862	Class 1A1, 5.520% due 7/20/46 (a)(b)	1,054,983
1,040,563	Class 2A1B, 5.520% due 7/20/46 (a)(b)	1,044,068
1,036,658	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(b)	1,036,141
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (b)	111,814
544,413	Series 2686, Class QI, PAC, IO, 5.500% due 1/15/23 (b)	11,839
841,854	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (a)(b)	834,995
1,172,671	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 5.400% due 2/25/47 (a)(b)	1,173,494
912,882	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 5.500% due 11/19/46 (a)(b)	913,831
799,942	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.640% due 3/25/36 (a)(b)	803,047
1,460,000	JPMorgan Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429% due 12/12/43 (b)	1,463,750
889,437	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (a)(b)	889,088
	MASTR Adjustable Rate Mortgage Trust:
801,684	Series 2004-1, Class 3A2, 4.273% due 2/25/34 (a)(b)	793,829
161,381	Series 2004-15, Class 1A1, 4.610% due 12/25/34 (a)(b)	163,682
1,132,066	Series 2006-OA2, Class 1A1, 5.783% due 12/25/46 (a)(b)	1,133,006
	Morgan Stanley Mortgage Loan Trust:
518,110	Series 2004-8AR, Class 4A2, 5.356% due 10/25/34 (a)(b)	521,341
1,070,717	Series 2005-3AR, Class 2A2, 5.201% due 7/25/35 (a)(b)	1,081,666
645,159	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (a)(b)	645,655
648,171	Series 2006-8AR, Class 1A2, 5.390% due 6/25/36 (a)(b)	648,300
847,378	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)(b)	849,176
1,191,256	Residential Accredit Loans Inc., Series 2006-QO10, Class A1, 5.480% due 1/25/37 (a)(b)	1,189,907

See Notes to Financial Statements.

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.8% (continued)
	Structured Asset Mortgage Investments Inc.:
$1,051,283	Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (a)(b)	$1,053,731
1,099,849	Series 2006-AR7, Class A1A, 5.530% due 8/25/36 (a)(b)	1,102,964
	Thornburg Mortgage Securities Trust:
1,202,337	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)(b)	1,203,030
	Series 2006-03:
1,101,718	Class A2, 5.425% due 6/25/36 (a)(b)	1,100,932
1,092,237	Class A3, 5.430% due 6/25/36 (a)(b)	1,091,050
	Washington Mutual Inc.:
641,739	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (a)(b)	643,757
242,956	Series 2005-AR15, Class A1A1, 5.580% due 11/25/45 (a)(b)	243,870
716,835	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(b)	719,318
568,327	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (a)(b)	570,233
868,036	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)(b)	867,776

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $29,047,538)	29,071,831

MORTGAGE-BACKED SECURITIES — 93.1%
FHLMC — 2.6%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
236,675	6.500% due 9/1/31 (b)	244,177
106,391	6.000% due 12/1/31 (b)	108,017
271,827	5.000% due 8/1/33 (b)	263,477
2,600,000	5.000% due 5/14/37 (d)	2,513,061

	Total FHLMC	3,128,732

FNMA — 83.5%
	Federal National Mortgage Association (FNMA):
32,340,000	5.000% due 5/17/22-6/12/37 (d)	31,422,448
31,600,000	5.500% due 5/17/22-5/14/37 (d)	31,369,359
94,707	6.500% due 4/1/29-5/1/32 (b)	97,665
118,108	7.000% due 11/1/31 (b)	123,524
121,966	7.500% due 3/1/32-5/1/32 (b)	127,401
1,340,031	6.000% due 6/1/32-1/1/33 (b)	1,358,403
13,161,109	5.000% due 7/1/34 (b)	12,743,570
21,400,000	6.000% due 5/14/37-6/12/37 (d)	21,566,927
3,160,000	6.500% due 5/14/37 (d)	3,227,150

	Total FNMA	102,036,447

GNMA — 7.0%
	Government National Mortgage Association (GNMA):
39,289	6.500% due 6/15/31 (b)	40,576
48,838	7.000% due 9/15/31 (b)	51,272
4,979,704	6.000% due 3/15/33 (b)	5,060,259
700,000	6.000% due 5/21/37 (d)	709,625
2,590,000	6.500% due 5/21/37 (d)	2,660,417

	Total GNMA	8,522,149

See Notes to Financial Statements.

6         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $113,854,099)	$113,687,328

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $172,348,064)	172,210,430

SHORT-TERM INVESTMENTS — 35.4%
U.S. Government Agency — 0.1%
$200,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.202% due 6/27/07 (b)(e)(f) (Cost — $198,373)	198,373

U.S. Government Obligation — 0.1%
100,000	U.S. Treasury Bills, 4.910% due 7/19/07 (b)(e)(f) (Cost — $98,936)	98,960

	Total U.S. Government & Agency Obligation (Cost — $297,309)	297,333

Repurchase Agreements — 35.2%
20,000,000	Interest in $500,000,000 joint tri-party repurchase agreement dated 4/30/07 with Morgan Stanley, 5.200% due 5/1/07; Proceeds at maturity — $20,002,889; (Fully collateralized by U.S. government agency obligations, 0.000% due 8/29/07 to 10/12/07; Market value — $20,505,593) (b)	20,000,000
22,973,000	Nomura Securities International Inc. repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity — $22,976,299; (Fully collateralized by U.S. government agency obligations, 0.000% to 7.000% due 1/15/13 to 10/8/27; Market value — $23,432,541) (b)	22,973,000

	Total Repurchase Agreements (Cost — $42,973,000)	42,973,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $43,270,309)	43,270,333

	TOTAL INVESTMENTS — 176.4% (Cost — $215,618,373#)	215,480,763
	Liabilities in Excess of Other Assets — (76.4)%	(93,294,650)

	TOTAL NET ASSETS — 100.0%	$122,186,113

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

See Notes to Financial Statements.

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         7

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $215,618,373)	$215,480,763
Cash	810
Receivable for securities sold	36,351,480
Interest receivable	301,584
Receivable for Fund shares sold	49,576
Receivable from broker — variation margin on open futures contracts	13,747
Prepaid expenses	238

Total Assets	252,198,198

LIABILITIES:
Payable for securities purchased	129,779,042
Payable for Fund shares repurchased	91,553
Investment management fee payable	55,220
Trustees’ fees payable	2,621
Accrued expenses	83,649

Total Liabilities	130,012,085

Total Net Assets	$122,186,113

NET ASSETS:
Par value (Note 4)	$109
Paid-in capital in excess of par value	126,326,701
Undistributed net investment income	1,642,499
Accumulated net realized loss on investments and futures contracts	(5,675,802)
Net unrealized depreciation on investments and futures contracts	(107,394)

Total Net Assets	$122,186,113

Shares Outstanding	10,947,815

Net Asset Value	$11.16

See Notes to Financial Statements.

8         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$3,332,794

EXPENSES:
Investment management fee (Note 2)	337,101
Shareholder reports	40,192
Legal fees	24,130
Restructuring and reorganization fees (Note 9)	10,307
Audit and tax	9,779
Trustees’ fees	3,274
Custody fees	2,208
Insurance	1,489
Transfer agent fees	87
Registration fees	25
Miscellaneous expenses	634

Total Expenses	429,226

Net Investment Income	2,903,568

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	126,918
Futures contracts	22,303

Net Realized Gain	149,221

Change in Net Unrealized Appreciation/Depreciation From:
Investments	75,601
Futures contracts	842

Change in Net Unrealized Appreciation/Depreciation	76,443

Net Gain on Investments and Futures Contracts	225,664

Increase in Net Assets From Operations	$3,129,232

See Notes to Financial Statements.

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         9

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$2,903,568	$5,368,694
Net realized gain (loss)	149,221	(1,859,663)
Change in net unrealized appreciation/depreciation	76,443	2,126,606

Increase in Net Assets From Operations	3,129,232	5,635,637

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(5,000,005)	(6,000,004)

Decrease in Net Assets From Distributions to Shareholders	(5,000,005)	(6,000,004)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,732,670	7,392,439
Reinvestment of distributions	5,000,005	6,000,004
Cost of shares repurchased	(7,398,410)	(19,318,850)

Decrease in Net Assets From Fund Share Transactions	(665,735)	(5,926,407)

Decrease in Net Assets	(2,536,508)	(6,290,774)
NET ASSETS:
Beginning of period	124,722,621	131,013,395

End of period*	$122,186,113	$124,722,621

* Includes undistributed net investment income of:	$1,642,499	$3,738,936

See Notes to Financial Statements.

10         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2007(1)		2006		2005		2004		2003		2002(2)
Net Asset Value, Beginning of Period	$11.34		$11.35		$11.75		$11.68		$11.74		$11.44

Income (Loss) From Operations:
Net investment income	0.27		0.49		0.45		0.41		0.33		0.35
Net realized and unrealized gain (loss)	0.01		0.02		(0.40)		0.03		(0.23)		0.13

Total Income From Operations	0.28		0.51		0.05		0.44		0.10		0.48

Less Distributions From:
Net investment income	(0.46)		(0.52)		(0.45)		(0.37)		(0.16)		(0.11)
Net realized gains	—		—		—		—		—		(0.07)

Total Distributions	(0.46)		(0.52)		(0.45)		(0.37)		(0.16)		(0.18)

Net Asset Value, End of Period	$11.16		$11.34		$11.35		$11.75		$11.68		$11.74

Total Return(3)	2.54%		4.66%		0.41%		3.90%		0.87%		4.20%

Net Assets, End of Period (000s)	$122,186		$124,723		$131,013		$126,963		$127,378		$84,104

Ratios to Average Net Assets:
Gross expenses	0.70	%(4)(5)	0.69%		0.65%		0.70%		0.68%		1.00%
Net expenses(6)	0.70	(4)(5)	0.69	(7)	0.65		0.70	(7)	0.68		0.80 (7)
Net investment income	4.74	(4)	4.21		3.68		3.44		2.91		3.17

Portfolio Turnover Rate	181	%(8)	136	%(8)	96	%(8)	53	%(8)	83	%(8)	145%

(1)	For the six months ended April 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.68%, respectively (Note 9).

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.80%.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 447%, 557%, 614%, 667%, and 429% for the six months ended April 30, 2007 and the years ended October 31, 2006, 2005, 2004, and 2003, respectively.

See Notes to Financial Statements.

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         11

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Government Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 27, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Investment Series, a Massachusetts business trust, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts or participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal

12         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         13

Notes to Financial Statements (unaudited) (continued)

the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $2 billion	0.500
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

14         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2007, the Fund had an expense limitation in place of 0.80%. This expense limitation can be terminated at any time.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. Each fund overseen by the Previous Board (including the Fund) paid it pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $3,175. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$26,429,809	$293,260,681

Sales	11,032,682	300,342,097

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$152,877
Gross unrealized depreciation	(290,487)

Net unrealized depreciation	$(137,610)

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

At April 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	68	6/08	$16,181,790	$16,204,400	$22,610
Euro	70	9/07	16,595,275	16,590,000	(5,275)
U.S. Treasury 2 Year Note	179	6/07	36,561,395	36,644,656	83,261
U.S. Treasury 5 Year Note	104	6/07	11,004,958	11,006,125	1,167
U.S. Treasury Bond	11	6/07	1,245,125	1,229,250	(15,875)

					85,888

Contracts to Sell:
U.S. Treasury 10 Year Note	183	6/07	19,768,374	19,824,046	(55,672)

Net Unrealized Gain on Open Futures Contracts					$30,216

For the six months ended April 30, 2007, the Fund recorded interest income of $99,579 related to mortgage dollar rolls.

At April 30, 2007, the Fund held TBA securities with a total cost of $93,482,703.

4.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Shares sold	155,265	665,655
Shares issued on reinvestment	455,374	545,951
Shares repurchased	(662,612)	(1,752,212)

Net Decrease	(51,973)	(540,606)

5.	Capital Loss Carryforward

On October 31, 2006, the Fund had a net capital loss carryforward of approximately $5,739,955, of which $49,007 expires in 2010, $2,378,580 expires in 2011, $877,195 expires in 2012, $266,355 expires in 2013, and $2,168,818 expires in 2014. These amounts will be available to offset any future taxable gains.

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then-investment adviser or manager to certain of the funds, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

16         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision

18         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization

Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by each Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs

Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

borne by each Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

10.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

20         Legg Mason Partners Variable Government Portfolio 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Agreement and Plan of Reorganization and (2) Revise Fundamental Investment Policies.

1. Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Reorganize as Corresponding Series of an Existing Trust	10,762,981.706	72,554.096	262,902.163	0.000

2. Revise Fundamental Investment Policies

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Borrowing Money	10,735,482.555	99,952.001	263,003.409	0.000
Underwriting	10,588,755.140	261,151.922	248,530.903	0.000
Lending	10,742,849.536	95,161.867	260,426.562	0.000
Issuing Senior Securities	10,662,043.007	175,968.396	260,426.562	0.000
Real Estate	10,679,921.135	165,175.484	253,341.346	0.000
Commodities	10,665,762.043	175,099.806	257,576.116	0.000
Concentration	10,567,470.731	273,391.118	257,576.116	0.000

Legg Mason Partners Variable Government Portfolio         21

Legg Mason Partners Variable Government Portfolio

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management
Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investors
Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for general information of the shareholders of the Legg Mason Partners Variable Government Portfolio, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD04234 6/07	SR07-347

Legg Mason Partners Variable Government Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: June 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Variable Income Trust

Date: June 28, 2007